Significant Accounting Policies - Summary of Amortization Periods For Current Period and Comparative Period (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of Range [Member] | Intangible assets under development [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	12 years 6 months
Average annual amortization rate	8.00%
Bottom of Range [Member] | Airport concessions [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	18 years
Average annual amortization rate	5.50%
Bottom of Range [Member] | Rights to use airport facilities [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	10 years
Average annual amortization rate	10.00%
Bottom of Range [Member] | Other acquired rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	44 years
Average annual amortization rate	2.00%
Top of Range [Member] | Intangible assets under development [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	20 years
Average annual amortization rate	5.00%
Top of Range [Member] | Airport concessions [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	49 years
Average annual amortization rate	2.00%
Top of Range [Member] | Rights to use airport facilities [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	49 years
Average annual amortization rate	2.00%
Top of Range [Member] | Other acquired rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	48 years